Voya Global Perspectives Portfolio Investment Strategy - Voya Global Perspectives Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the sub-adviser (the “Sub-Adviser”) invests the assets of the Portfolio in a combination of other funds (collectively, the “Underlying Funds”) that, in turn, invest directly in securities (such as stocks and bonds). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds will typically invest in the securities of issuers in a number of different countries, one of which may be the United States. Generally, and subject to the below, approximately 60% of the Portfolio's net assets will be allocated to Underlying Funds that predominantly invest in equity securities, and approximately 40% of the Portfolio's net assets will be allocated to Underlying Funds that predominantly invest in debt instruments, including U.S. government securities and money market instruments (the “Target Allocation”). The percentage weight of the Portfolio's assets invested in Underlying Funds that predominantly invest in equity securities will change over time and may be decreased to approximately 30% and the percentage weight of the Portfolio's assets invested in Underlying Funds that predominantly invest in debt instruments will change over time and may be increased to approximately 70% (the “Defensive Allocation”) as described below. The Portfolio's compliance with the specified allocations is measured by reference to an Underlying Fund’s predominate investments as indicated by its principal investment strategies; actual exposure to equities or debt instruments will vary, including to the extent an Underlying Fund is not substantially invested in accordance with its principal investment strategies. The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash, and non-traditional asset classes (also known as alternative strategies) which include real estate-related securities, including real estate investment trusts (“REITs”). The equity securities in which the Underlying Funds may invest include, but are not limited to: domestic and international stocks of companies of any market capitalization; emerging market securities; and domestic and international real estate securities, including REITs. The debt instruments in which the Underlying Funds may invest include, but are not limited to: domestic and international short-, intermediate- and long-term bonds; high-yield debt instruments rated below investment grade (commonly referred to as “junk bonds”); and debt instruments without limitations on maturity. The Portfolio may invest in exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. Except as described below, the Sub-Adviser uses a rules-based investment strategy to determine the allocation among Underlying Funds that invest in equity securities and debt instruments. The proportion of assets allocated to Underlying Funds that are predominantly invested in equity securities and those that are predominantly invested in debt instruments is determined as of each calendar quarter. Within the broad equity and debt asset classes, the Portfolio will seek to maintain approximately equal weights across each Underlying Fund in the asset class. No adjustments to the Target Allocation or Defensive Allocation will be made between quarterly allocation dates. As soon as practicable following the end of each calendar quarter, the Sub-Adviser will compare the aggregate earnings of the companies in the S&P 500® Index (the “Index”) for the most recent calendar quarter to the aggregate earnings of the companies in the Index for the previous year's corresponding calendar quarter. If the aggregate earnings for the most recent calendar quarter are more than 110% of the aggregate earnings for the companies in the Index for the previous year's corresponding calendar quarter, the Portfolio will seek exposure consistent with the Target Allocation described above as soon as reasonably practicable. If the aggregate earnings for the most recently completed calendar quarter are less than 90% of the reported aggregate earnings for the previous year's corresponding calendar quarter, the Portfolio will seek exposure consistent with the Defensive Allocation described above as soon as reasonably practicable. In the event that the year-over-year change in the calendar quarter’s aggregate earnings is within 90% and 110% of the previous year’s corresponding calendar quarter, the Sub-Adviser has the discretion to consider other fundamental factors and invest in accordance with either the Defensive or Target Allocation described above as soon as practicable. When investing in Underlying Funds, the Sub-Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy employed in the management of a potential Underlying Fund, and the extent to which an Underlying Fund’s investment adviser considers environmental, social, and governance (“ESG”) factors as part of its investment process. The manner in which an investment adviser uses ESG factors in its investment process will be only one of many considerations in the Sub-Adviser’s evaluation of any potential Underlying Fund, and the extent to which the consideration of ESG factors by an investment adviser will affect the Sub-Adviser’s decision to invest in an Underlying Fund, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser intends to rebalance the Portfolio's asset allocations on at least a quarterly basis, but it may rebalance more frequently as deemed appropriate to attain the Target Allocation or Defensive Allocation for the Portfolio. The Target and Defensive Allocations, however, are targets, and the Portfolio's asset allocations could change substantially as the value and the holdings of the Underlying Funds change. Pending Liquidation: On November 13, 2025, the Board approved a proposal to liquidate the Portfolio on or about May 15, 2026. The Portfolio was closed to new investment effective February 23, 2026.